STOCKHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2014
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 5 - STOCKHOLDERS' EQUITY

The authorized capital stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At March 31, 2014, the Company had 3,220,000  shares of its common stock issued and outstanding. The Company does not have any preferred shares issued or authorized.

During the three months ended March 31, 2014, a stockholder  of the Company paid

$8,400 on behalf of the  Company  to pay for its  audit.  Such  funds  have been treated as a capital contribution with additional paid in capital being credited accordingly.

During the year ended December 31, 2013, the Company issued  2,500,000 shares of its restricted common stock as part of an assignment for 82.5% interest in a oil and gas lease in Natrona  County,  Wyoming.  The shares were valued at $2,500 or

$0.001 per share (par value).